Commitments and Contingencies Commitments and Contingencies - Additional Information - Legal Proceedings and Claims - Gina Krog FSO unit (Details) - Teekay Offshore - Randgrid Shuttle Tanker	1 Months Ended	6 Months Ended
	May 31, 2013 USD ($) ExtensionOption	Jun. 30, 2017 USD ($)	Dec. 31, 2015 USD ($)
Loss Contingencies [Line Items]
Ownership percentage	67.00%
Expected cost of project	$ 358,000,000
Prepaid expense		$ 293,700,000
Contractual obligation due in 2017		$ 64,100,000
Operating lease arrangement period, lessor		3 years
Number of extension options | ExtensionOption	12
Additional fixed rate time charter contract period		1 year
Minimum
Loss Contingencies [Line Items]
Estimate of possible loss		$ 0
Maximum
Loss Contingencies [Line Items]
Estimate of possible loss		20,000,000
Long-term Debt Financing Secured in December 2015
Loss Contingencies [Line Items]
Debt instrument, principal amount			$ 230,000,000
Unused borrowing capacity		$ 7,400,000